Note 14 - Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of warrant activity [text block]
	Weighted Average Remaining Contractual Life (Years)	Number of Warrants	Weighted Average Exercise Price
Issued	0.30	5,000,000	0.125
Exercised		(1,700,000)	0.125
December 31, 2015		8,833,668	0.125
Exercised		(5,711,683)	0.39
Expired		(3,121,985)	0.75
December 31, 2016 and December 31, 2017		-	-